Variable Interest Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										11 Months Ended				11 Months Ended	12 Months Ended	11 Months Ended		3 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2013 Lower Limit	Dec. 31, 2013 Upper Limit	Dec. 31, 2013 CTF Entity location	Dec. 30, 2011 CTF Entity	Nov. 20, 2011 Variable Interest Entity, Primary Beneficiary Securitized Notes Receivable	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary CTF Entity Entity location	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary CTF Entity Liability Exposure for Rent Payments Secondarily Liable	Dec. 31, 2013 Variable Interest Entity, Not Primary Beneficiary CTF Entity Partial Liability Exposure for Rent Payments Secondarily Liable	Nov. 20, 2011 Former Timeshare Segment	Dec. 30, 2011 Former Timeshare Segment	Nov. 20, 2011 Interest Income	Nov. 20, 2011 Interest Income Variable Interest Entity, Primary Beneficiary Securitized Notes Receivable	Jun. 30, 2013 Debt Securities Mandatorily Redeemable Preferred Equity Ownership Interest hotel	Dec. 31, 2013 Debt Securities Mandatorily Redeemable Preferred Equity Ownership Interest	Dec. 31, 2013 Property Lease Guarantee CTF Entity location
Variable Interest Entity [Line Items]
Interest income	$ 0		$ 0		$ 1,088												$ 143	$ 116
Interest expense	120	[1]	137	[1]	164	[1]					39					43
Debt issuance cost amortization											3
Limit to repurchasing defaulted mortgage notes at the outstanding principal balance							10.00%	20.00%
Defaulted notes voluntarily repurchased															43
Non defaulted notes voluntarily repurchased															21
Held-to-maturity securities																			65
Number of hotels																			3
Maximum exposure to loss																				80
Percent of tenant entities owned by CTF									100.00%
Number of hotels managed												4
Number of tenant entities to whom hotel management services provided												3
Number of properties fully released from guarantees with CTF									2
Number of properties partially released from guarantees with CTF									2
CTF trust account										0
Number of hotels liable cash flow shortfalls																					2
Future lease payment													$ 5	$ 4
Number of additional hotels liable cash flow shortfalls																					2

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.